Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Jan. 01, 2018 CNY (¥)	Jan. 01, 2018 USD ($)
Schedule of Held-to-maturity Securities [Line Items]
Investment income	¥ 89,099	$ 12,798	¥ 69,841	¥ 45,020
Held-to-maturity investments, long-term	36,816		121,671		$ 5,288
Other comprehensive income-change in fair value of available-for-sale investments	4,306		9,314
Other comprehensive income-realized gains reclassified from other comprehensive income to "investment income"	9,663		5,103
Amortized cost of the available-for-sale investments	¥ 15,081		182,142
Accumulated other comprehensive (loss)/income
Schedule of Held-to-maturity Securities [Line Items]
Impact of ASU 2016-01			251,641
ASU 2016-01
Schedule of Held-to-maturity Securities [Line Items]
Cumulative effect of adjustment from other comprehensive income to retained earnings						¥ 251,600	$ 36,100
PPDAI Group Inc. | Common Stock | Maximum
Schedule of Held-to-maturity Securities [Line Items]
Percentage of investee's issued share capital	20.00%				20.00%
Held-to-maturity investments
Schedule of Held-to-maturity Securities [Line Items]
Investment income	¥ 5,711		19,740	¥ 22,090
Held to maturity investment, gross unrecognized holding gain	4,565		5,863
Other-than-temporary impairment losses on held-to-maturity investments	104,365		¥ 0
Held-to-maturity securities, 2021
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity investments, long-term	¥ 36,816